Loss Per Share (Details) - Schedule of basic loss per share is calculated by dividing the loss attributable to the company’s owners - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic loss per share is calculated by dividing the loss attributable to the company’s owners [Abstract]
Net loss attributable to Company’s owners	$ (113,243)	$ (61,798)	$ (43,815)
The weighted average of the number of ordinary shares (in thousands)	52,235	48,216	35,654
Basic and diluted loss per share	$ (2.17)	$ (1.28)	$ (1.23)